Fixed Assets - Schedule of Components of Fixed Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fixed Assets
Fixed Assets, gross		$ 929,315	$ 899,387
Less: Accumulated depreciation		(596,701)	(219,145)
Fixed assets, net	$ 113,178	294,987
Previously Reported [Member]
Fixed Assets
Fixed assets, net		332,614	680,242
Office equipment [Member]
Fixed Assets
Fixed Assets, gross		47,172	28,019
Medical equipment [Member
Fixed Assets
Fixed Assets, gross		133,869	123,094
Furniture [Member
Fixed Assets
Fixed Assets, gross		5,046	5,046
Leased equipment [Member
Fixed Assets
Fixed Assets, gross		736,624	736,624
Leasehold improvements [Member
Fixed Assets
Fixed Assets, gross		$ 6,604	$ 6,604